Exhibit 99
Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	September 2015
Payment Date	10/15/2015
Transaction Month	51
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,490,191,439.78	66,120	57.1 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$303,700,000.00	0.21892%	August 15, 2012
Class A-2 Notes	$347,800,000.00	0.680%	January 15, 2014
Class A-3 Notes	$391,800,000.00	0.840%	June 15, 2015
Class A-4 Notes	$256,420,000.00	1.350%	December 15, 2016
Class B Notes	$41,040,000.00	2.270%	January 15, 2017
Class C Notes	$27,360,000.00	2.540%	May 15, 2017
Class D Notes	$27,360,000.00	3.130%	January 15, 2018
Total	$1,395,480,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$335,889.01

Principal:
Principal Collections	$6,723,028.97
Prepayments in Full	$2,325,824.74
Liquidation Proceeds	$41,091.40
Recoveries	$56,437.16
Sub Total	$9,146,382.27
Collections	$9,482,271.28

Purchase Amounts:
Purchase Amounts Related to Principal	$148,574.00
Purchase Amounts Related to Interest	$588.07
Sub Total	$149,162.07

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$9,631,433.35

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	September 2015
Payment Date	10/15/2015
Transaction Month	51
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$9,631,433.35
Servicing Fee	$76,531.16	$76,531.16	$0.00	$0.00	$9,554,902.19
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$9,554,902.19
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$9,554,902.19
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$9,554,902.19
Interest - Class A-4 Notes	$0.00	$0.00	$0.00	$0.00	$9,554,902.19
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$9,554,902.19
Interest - Class B Notes	$59,924.33	$59,924.33	$0.00	$0.00	$9,494,977.86
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$9,494,977.86
Interest - Class C Notes	$57,912.00	$57,912.00	$0.00	$0.00	$9,437,065.86
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$9,437,065.86
Interest - Class D Notes	$71,364.00	$71,364.00	$0.00	$0.00	$9,365,701.86
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$9,365,701.86
Regular Principal Payment	$8,626,115.48	$8,626,115.48	$0.00	$0.00	$739,586.38
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$739,586.38
Residuel Released to Depositor	$0.00	$739,586.38	$0.00	$0.00	$0.00
Total		$9,631,433.35

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$8,626,115.48
Total					$8,626,115.48
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B Notes	$8,626,115.48	$210.19	$59,924.33	$1.46	$8,686,039.81	$211.65
Class C Notes	$0.00	$0.00	$57,912.00	$2.12	$57,912.00	$2.12
Class D Notes	$0.00	$0.00	$71,364.00	$2.61	$71,364.00	$2.61
Total	$8,626,115.48	$6.18	$189,200.33	$0.14	$8,815,315.81	$6.32

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	September 2015
Payment Date	10/15/2015
Transaction Month	51

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$0.00	0.0000000	$0.00	0.0000000
Class B Notes	$31,678,061.20	0.7718826	$23,051,945.72	0.5616946
Class C Notes	$27,360,000.00	1.0000000	$27,360,000.00	1.0000000
Class D Notes	$27,360,000.00	1.0000000	$27,360,000.00	1.0000000
Total	$86,398,061.20	0.0619128	$77,771,945.72	0.0557313

Pool Information
Weighted Average APR	4.331%	4.378%
Weighted Average Remaining Term	16.29	15.61
Number of Receivables Outstanding	14,853	14,207
Pool Balance	$91,837,394.17	$82,521,931.09
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$86,398,061.20	$77,771,945.72
Pool Factor	0.0616279	0.0553767

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$14,901,914.40
Targeted Credit Enhancement Amount	$14,901,914.40
Yield Supplement Overcollateralization Amount	$4,749,985.37
Targeted Overcollateralization Amount	$4,749,985.37
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$4,749,985.37

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$14,901,914.40
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$14,901,914.40
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$14,901,914.40

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	September 2015
Payment Date	10/15/2015
Transaction Month	51

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		53	$76,943.97
(Recoveries)		118	$56,437.16
Net Losses for Current Collection Period			$20,506.81
Cumulative Net Losses Last Collection Period			$8,936,450.43
Cumulative Net Losses for all Collection Periods			$8,956,957.24

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.27%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	3.46%	330	$2,851,807.74
61-90 Days Delinquent	0.42%	30	$346,851.49
91-120 Days Delinquent	0.19%	15	$160,530.60
Over 120 Days Delinquent	1.16%	80	$953,248.31
Total Delinquent Receivables	5.23%	455	$4,312,438.14

Repossession Inventory:
Repossessed in the Current Collection Period		6	$33,557.49
Total Repossessed Inventory		9	$78,188.75

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.2664%
Preceding Collection Period			0.5415%
Current Collection Period			0.2823%
Three Month Average			0.3634%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.7332%
Preceding Collection Period			0.8550%
Current Collection Period			0.8798%
Three Month Average			0.8227%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer